Other Real Estate Owned	12 Months Ended
Dec. 31, 2012
Other Real Estate Owned
Note 8.	Other Real Estate Owned

Other real estate owned at December 31, 2012, 2011 and 2010 consisted of the following:

	December 31,
	2012	2011	2010
Construction, land and land development	$6,166	$7,653	$6,982
Residential	653	100	155
Commercial real estate	—	182	182
Agricultural	—	457	535

	$6,819	$8,392	$7,854